Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000008868 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class 1
Trading Symbol	JIBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 4,623,933,215
Holdings Count | Holding	79
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

C000153947 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	JBGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 4,623,933,215
Holdings Count | Holding	79
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

C000153948 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class C
Trading Symbol	JBGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$95	1.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%
Net Assets	$ 4,623,933,215
Holdings Count | Holding	79
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

C000008867 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class NAV
Trading Symbol	JHBCDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 4,623,933,215
Holdings Count | Holding	79
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

C000009189 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class 1
Trading Symbol	JIREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 243,461,848
Holdings Count | Holding	35
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

C000223234 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	JYEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 243,461,848
Holdings Count | Holding	35
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

C000223235 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	JABFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
Net Assets	$ 243,461,848
Holdings Count | Holding	35
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

C000223236 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class I
Trading Symbol	JABGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 243,461,848
Holdings Count | Holding	35
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

C000223233 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	JABIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 243,461,848
Holdings Count | Holding	35
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

C000199365 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JSJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$61	1.28%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%
Net Assets	$ 239,817,629
Holdings Count | Holding	60
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

C000199366 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JSJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$96	2.03%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.03%
Net Assets	$ 239,817,629
Holdings Count | Holding	60
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

C000199363 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JSJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$49	1.03%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%
Net Assets	$ 239,817,629
Holdings Count | Holding	60
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

C000009243 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$44	0.92%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
Net Assets	$ 239,817,629
Holdings Count | Holding	60
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

C000199364 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JSJFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$44	0.92%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
Net Assets	$ 239,817,629
Holdings Count | Holding	60
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

C000135638 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class A
Trading Symbol	JSCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class A/JSCAX)	$67	1.40%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.40%
Net Assets	$ 231,866,450
Holdings Count | Holding	78
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

C000135639 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class I
Trading Symbol	JSCBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class I/JSCBX)	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Net Assets	$ 231,866,450
Holdings Count | Holding	78
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

C000027197 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class NAV
Trading Symbol	JSCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class NAV/JSCNX)	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 231,866,450
Holdings Count | Holding	78
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

C000135640 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class R6
Trading Symbol	JSCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class R6/JSCCX)	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Net Assets	$ 231,866,450
Holdings Count | Holding	78
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

C000069283 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class A
Trading Symbol	JAAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 905,661,736
Holdings Count | Holding	14
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000102118 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class C
Trading Symbol	JAACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 905,661,736
Holdings Count | Holding	14
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000098166 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class I
Trading Symbol	JAAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 905,661,736
Holdings Count | Holding	14
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113512 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R2
Trading Symbol	JAAPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 905,661,736
Holdings Count | Holding	14
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000128529 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R4
Trading Symbol	JAASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 905,661,736
Holdings Count | Holding	14
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106470 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R6
Trading Symbol	JAARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 905,661,736
Holdings Count | Holding	14
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.